New Perspective Fund®
Investment portfolio
June 30, 2019
unaudited
Common stocks 94.36% Information technology 20.82%	Shares	Value (000)
Microsoft Corp.	16,263,100	$ 2,178,605
Mastercard Inc., Class A	6,700,600	1,772,510
Taiwan Semiconductor Manufacturing Co., Ltd.	213,183,941	1,640,431
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	115,732
Broadcom Inc.	5,161,500	1,485,789
Visa Inc., Class A	7,923,000	1,375,037
ASML Holding NV	4,064,516	849,202
ASML Holding NV (New York registered)	2,049,770	426,209
ServiceNow, Inc.[1]	2,756,000	756,715
Intel Corp.	13,211,700	632,444
Adobe Inc.[1]	2,075,300	611,487
PayPal Holdings, Inc.[1]	5,296,580	606,247
Samsung Electronics Co., Ltd.	13,721,621	558,538
Temenos AG	2,780,219	497,403
GoDaddy Inc., Class A1	6,034,940	423,351
Murata Manufacturing Co., Ltd.	8,766,300	393,534
Global Payments Inc.	2,282,000	365,417
Amadeus IT Group SA, Class A, non-registered shares	4,562,000	361,358
Texas Instruments Inc.	3,044,700	349,410
Autodesk, Inc.[1]	2,015,000	328,244
SAP SE	2,238,958	307,445
Keyence Corp.	446,520	273,880
MediaTek Inc.	25,719,000	260,010
Apple Inc.	1,229,569	243,356
Trimble Inc.[1]	5,150,100	232,321
ON Semiconductor Corp.[1]	11,233,800	227,035
FLIR Systems, Inc.	3,644,000	197,140
VeriSign, Inc.[1]	700,000	146,412
Halma PLC	4,909,540	125,944
Amphenol Corp., Class A	1,200,000	115,128
Infosys Ltd.	10,000,000	106,045
Largan Precision Co., Ltd.	824,000	102,272
Dell Technologies Inc., Class C1	2,000,000	101,600
NetApp, Inc.	1,540,600	95,055
Worldline SA, non-registered shares[1]	1,147,842	83,534
Workday, Inc., Class A1	363,500	74,728
Symantec Corp.	3,073,000	66,868
Micro Focus International PLC	1,944,665	50,973
Tokyo Electron Ltd.	358,000	50,206
Applied Materials, Inc.	892,100	40,064
AAC Technologies Holdings Inc.	3,830,000	21,744
Renesas Electronics Corp.[1]	3,130,200	15,533
LG Display Co., Ltd.[1]	800,000	12,367
TE Connectivity Ltd.	18,471	1,769
		18,679,092
New Perspective Fund — Page 1 of 10

unaudited
Common stocks (continued) Consumer discretionary 14.79%	Shares	Value (000)
Amazon.com, Inc.[1]	1,758,932	$ 3,330,766
Naspers Ltd., Class N	4,737,322	1,150,115
NIKE, Inc., Class B	9,928,300	833,481
LVMH Moët Hennessy-Louis Vuitton SE	1,886,158	802,780
Tesla, Inc.[1]	3,232,000	722,223
adidas AG	1,949,487	601,851
Hilton Worldwide Holdings Inc.	5,649,201	552,153
Home Depot, Inc.	2,325,000	483,530
Norwegian Cruise Line Holdings Ltd.[1]	8,632,983	462,987
Kering SA	782,528	462,792
Ctrip.com International, Ltd. (ADR)[1]	11,823,800	436,416
MGM Resorts International	11,335,000	323,841
EssilorLuxottica	2,319,973	302,715
Restaurant Brands International Inc.	3,839,000	266,964
Hermès International	365,942	263,899
Booking Holdings Inc.[1]	137,980	258,672
Suzuki Motor Corp.	4,930,125	231,565
Hyundai Motor Co.	1,768,206	214,393
Galaxy Entertainment Group Ltd.	24,779,000	167,008
Industria de Diseño Textil, SA	5,451,172	163,951
Melco Resorts & Entertainment Ltd. (ADR)	5,953,000	129,299
Wynn Resorts, Ltd.	829,500	102,850
Marriott International, Inc., Class A	700,000	98,203
GVC Holdings PLC	11,685,900	96,730
Hilton Grand Vacations Inc.[1]	2,989,100	95,113
MercadoLibre, Inc.[1]	144,200	88,217
Valeo SA, non-registered shares	2,708,600	88,087
Nitori Holdings Co., Ltd.	639,200	84,661
Fast Retailing Co., Ltd.	125,000	75,511
Ryohin Keikaku Co., Ltd.	369,900	66,765
YUM! Brands, Inc.	595,000	65,849
Domino’s Pizza, Inc.	190,000	52,873
McDonald’s Corp.	177,000	36,756
Wynn Macau, Ltd.	14,533,918	32,559
Tiffany & Co.	327,000	30,620
Samsonite International SA	12,593,800	28,890
Sodexo SA	201,000	23,496
Cie. Financière Richemont SA, Class A	265,600	22,539
DENSO Corp.	479,800	20,173
		13,271,293
Health care 11.82%
Intuitive Surgical, Inc.[1]	2,080,000	1,091,064
Boston Scientific Corp.[1]	24,869,855	1,068,906
Thermo Fisher Scientific Inc.	2,657,974	780,594
AstraZeneca PLC	9,259,034	757,013
Zoetis Inc., Class A	5,525,000	627,032
Regeneron Pharmaceuticals, Inc.[1]	1,468,000	459,484
Vertex Pharmaceuticals Inc.[1]	2,499,900	458,432
Incyte Corp.[1]	5,108,900	434,052
Danaher Corp.	2,599,365	371,501
Novartis AG	3,923,051	358,468
Novo Nordisk A/S, Class B	6,632,133	337,964
IDEXX Laboratories, Inc.[1]	1,017,000	280,011
Koninklijke Philips NV	6,079,026	263,952
New Perspective Fund — Page 2 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Abbott Laboratories	3,120,500	$ 262,434
Seattle Genetics, Inc.[1]	3,545,180	245,362
Coloplast A/S, Class B	2,070,000	233,926
Biogen Inc.[1]	955,500	223,463
Ultragenyx Pharmaceutical Inc.[1,2]	3,397,088	215,715
Pfizer Inc.	4,445,000	192,557
Edwards Lifesciences Corp.[1]	1,011,400	186,846
HOYA Corp.	2,384,200	182,527
Merck & Co., Inc.	2,168,800	181,854
BeiGene, Ltd. (ADR)[1]	1,344,500	166,651
Sage Therapeutics, Inc.[1]	830,600	152,075
Hologic, Inc.[1]	3,070,000	147,421
Bluebird Bio, Inc.[1]	954,300	121,387
Shionogi & Co., Ltd.	2,021,100	116,394
Johnson & Johnson	820,200	114,238
Agios Pharmaceuticals, Inc.[1]	2,086,622	104,081
Straumann Holding AG	96,267	84,946
Roche Holding AG, nonvoting, non-registered shares	288,503	81,169
Fisher & Paykel Healthcare Corp. Ltd.	6,624,467	68,802
Galapagos NV1	375,676	48,464
Eli Lilly and Co.	436,700	48,382
Demant A/S1	1,477,695	45,946
Sanofi	353,000	30,470
Bayer AG	363,800	25,210
Sun Pharmaceutical Industries Ltd.	3,309,335	19,222
Alcon Inc.[1]	200,000	12,350
		10,600,365
Financials 10.49%
JPMorgan Chase & Co.	12,332,700	1,378,796
AIA Group Ltd.	121,825,800	1,313,904
CME Group Inc., Class A	6,426,400	1,247,428
London Stock Exchange Group PLC	9,420,000	656,286
Moody’s Corp.	2,989,700	583,918
BlackRock, Inc.	1,113,789	522,701
Chubb Ltd.	3,470,300	511,140
DNB ASA	18,600,861	346,049
ICICI Bank Ltd. (ADR)	12,430,000	156,494
ICICI Bank Ltd.	24,001,523	151,984
Prudential PLC	12,416,663	270,588
Intercontinental Exchange, Inc.	3,134,000	269,336
Hong Kong Exchanges and Clearing Ltd.	6,475,400	228,621
Arch Capital Group Ltd.[1]	5,324,850	197,445
Hiscox Ltd.	7,374,600	158,462
SVB Financial Group[1]	687,816	154,477
Bank of America Corp.	5,012,000	145,348
State Street Corp.	2,378,836	133,357
Svenska Handelsbanken AB, Class A	11,529,917	114,080
Berkshire Hathaway Inc., Class A1	280	89,138
T. Rowe Price Group, Inc.	725,000	79,540
Banco Bilbao Vizcaya Argentaria, SA	12,843,152	71,808
UniCredit SpA	5,707,501	70,261
Fairfax Financial Holdings Ltd., subordinate voting shares (CAD denominated)	132,200	64,887
Macquarie Group Ltd.	735,000	64,702
Morgan Stanley	1,270,500	55,661
New Perspective Fund — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Goldman Sachs Group, Inc.	262,326	$ 53,672
Barclays PLC	22,458,581	42,725
Mitsubishi UFJ Financial Group, Inc.	7,758,500	36,844
Bank of New York Mellon Corp.	720,400	31,806
AXA SA	1,203,000	31,599
Bank of China Ltd., Class H	73,145,000	30,900
Sampo Oyj, Class A	622,736	29,387
Société Générale	1,083,000	27,363
KBC Groep NV	412,849	27,059
Deutsche Bank AG	2,899,744	22,356
MetLife, Inc.	403,800	20,057
Discovery Ltd.	1,743,477	18,457
Brighthouse Financial, Inc.[1]	36,709	1,347
		9,409,983
Communication services 8.77%
Facebook, Inc., Class A1	13,593,400	2,623,526
Alphabet Inc., Class C1	826,723	893,613
Alphabet Inc., Class A1	622,800	674,368
Netflix, Inc.[1]	3,341,000	1,227,216
Nintendo Co., Ltd.	1,555,100	569,595
SoftBank Group Corp.	11,356,000	544,022
Activision Blizzard, Inc.	6,635,900	313,215
América Móvil, SAB de CV, Series L (ADR)	19,353,600	281,788
Altice Europe NV, Class A1	60,844,890	218,561
Vodafone Group PLC	124,130,567	203,860
CBS Corp., Class B	1,908,924	95,255
Spotify Technology SA1	596,000	87,147
Altice USA, Inc., Class A1	2,042,784	49,742
Koninklijke KPN NV	14,222,073	43,664
Bharti Airtel Ltd.	8,190,433	41,132
		7,866,704
Industrials 8.67%
Airbus SE, non-registered shares	7,096,759	1,006,133
Safran SA	6,237,126	913,835
IDEX Corp.	3,023,500	520,465
DSV A/S	4,289,797	421,258
Boeing Co.	1,094,700	398,482
ASSA ABLOY AB, Class B	17,231,230	389,487
Equifax Inc.	2,297,900	310,768
SMC Corp.	792,100	295,123
Deere & Co.	1,617,100	267,970
Ryanair Holdings PLC (ADR)[1]	3,588,500	230,166
MTU Aero Engines AG	952,000	226,788
MISUMI Group Inc.	7,686,200	192,627
Edenred SA	3,704,505	188,968
Westinghouse Air Brake Technologies Corp.	2,520,500	180,871
RELX PLC	7,043,200	170,795
TransDigm Group Inc.[1]	336,450	162,775
Johnson Controls International PLC	3,900,000	161,109
Northrop Grumman Corp.	491,300	158,744
Aalberts NV, non-registered shares	3,965,000	155,862
Aggreko PLC[2]	15,248,477	152,982
Spirax-Sarco Engineering PLC	1,236,700	144,255
New Perspective Fund — Page 4 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Eaton Corp. PLC	1,650,000	$ 137,412
Recruit Holdings Co., Ltd.	3,776,348	125,884
DP World PLC	6,196,231	98,520
Uber Technologies, Inc.[1]	2,067,500	95,891
Middleby Corp.[1]	681,533	92,484
Honeywell International Inc.	515,000	89,914
Epiroc AB, Class B	4,555,941	45,127
Epiroc AB, Class A	4,209,110	43,822
International Consolidated Airlines Group, SA (CDI)	14,024,984	84,941
Nidec Corp.	505,100	68,985
Rheinmetall AG	558,016	68,306
Larsen & Toubro Ltd.	2,525,314	56,823
JGC Corp.	3,628,700	49,745
PageGroup PLC	4,658,357	30,348
General Electric Co.	2,106,000	22,113
United Technologies Corp.	152,500	19,855
		7,779,633
Consumer staples 7.72%
Nestlé SA	10,777,488	1,115,727
Pernod Ricard SA	4,297,502	791,888
Costco Wholesale Corp.	2,365,700	625,160
Mondelez International, Inc.	10,337,800	557,207
British American Tobacco PLC	10,084,370	352,055
Carlsberg A/S, Class B	2,355,213	312,227
Coca-Cola European Partners PLC	5,060,479	285,917
Coca-Cola Co.	5,468,400	278,451
Asahi Group Holdings, Ltd.	5,869,900	263,782
L’Oréal SA, bonus shares[3]	686,197	195,459
L’Oréal SA, non-registered shares	197,010	56,117
KOSÉ Corp.	1,437,200	240,877
Associated British Foods PLC	7,486,059	234,155
Reckitt Benckiser Group PLC	2,089,776	164,914
Danone SA	1,917,582	162,446
WH Group Ltd.	154,483,000	156,625
Japan Tobacco Inc.	7,026,700	155,081
Diageo PLC	3,449,522	148,244
Fomento Económico Mexicano, SAB de CV (ADR)	800,000	77,400
Fomento Económico Mexicano, SAB de CV	6,125,000	59,342
Shoprite Holdings Ltd.	10,746,238	120,288
PepsiCo, Inc.	748,100	98,098
Coca-Cola HBC AG (CDI)[1]	2,515,322	94,936
Unilever NV, depository receipts	1,125,602	68,553
Godrej Consumer Products Ltd.	6,773,183	65,065
Uni-Charm Corp.	1,890,000	56,867
Anheuser-Busch InBev SA/NV	595,000	52,665
Unilever PLC	666,760	41,444
Walgreens Boots Alliance, Inc.	731,400	39,986
Philip Morris International Inc.	441,000	34,632
General Mills, Inc.	462,000	24,264
		6,929,872
New Perspective Fund — Page 5 of 10

unaudited
Common stocks (continued) Materials 5.64%	Shares	Value (000)
Vale SA, ordinary nominative (ADR)	46,957,820	$ 631,113
Vale SA, ordinary nominative	7,577,155	102,253
Koninklijke DSM NV	5,366,624	663,330
Asahi Kasei Corp.	38,649,973	411,719
Sherwin-Williams Co.	855,484	392,060
Linde PLC	1,361,800	273,449
Linde PLC (EUR denominated)	569,800	114,455
Shin-Etsu Chemical Co., Ltd.	3,440,000	320,182
Chr. Hansen Holding A/S	3,342,531	313,877
DuPont de Nemours Inc.	3,286,334	246,705
Nutrien Ltd. (CAD denominated)	4,155,400	222,279
Gerdau SA (ADR)	51,653,912	200,934
LafargeHolcim Ltd.	3,497,541	170,793
Rio Tinto PLC	2,700,000	167,346
Air Liquide SA, non-registered shares	925,310	129,469
Air Liquide SA, bonus shares[3]	156,272	21,866
Barrick Gold Corp.	9,113,000	143,712
Corteva, Inc.	3,901,334	115,362
LANXESS AG	1,803,000	107,143
Newmont Goldcorp Corp.	1,827,800	70,315
First Quantum Minerals Ltd.	6,850,000	65,071
Dow Inc.	1,044,790	51,519
Sika AG	262,968	44,879
CCL Industries Inc., Class B, nonvoting shares	603,000	29,571
CF Industries Holdings, Inc.	622,500	29,077
Alrosa PJSC	12,510,000	17,021
		5,055,500
Energy 3.68%
Enbridge Inc. (CAD denominated)	13,675,200	493,938
Enbridge Inc. (CAD denominated)[4]	2,069,904	74,764
Reliance Industries Ltd.[1]	25,311,500	459,496
Royal Dutch Shell PLC, Class B	12,911,100	423,192
Royal Dutch Shell PLC, Class A (GBP denominated)	387,149	12,648
Rosneft Oil Co. PJSC (GDR)	43,218,300	283,080
Baker Hughes, a GE Co., Class A	9,990,000	246,054
EOG Resources, Inc.	2,358,000	219,671
Schlumberger Ltd.	5,121,100	203,513
ConocoPhillips	2,990,000	182,390
Canadian Natural Resources, Ltd. (CAD denominated)	5,657,000	152,532
INPEX Corp.	12,625,200	113,740
Occidental Petroleum Corp.	1,810,300	91,022
CNOOC Ltd.	52,700,000	90,130
Halliburton Co.	3,440,700	78,242
Chevron Corp.	391,700	48,743
LUKOIL Oil Co. PJSC (ADR)	444,000	37,482
Gazprom PJSC (ADR)	4,662,000	34,154
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,526,100	23,761
Ensco PLC, Class A	2,408,167	20,542
Core Laboratories NV	262,500	13,723
		3,302,817
New Perspective Fund — Page 6 of 10

unaudited
Common stocks (continued) Utilities 1.09%	Shares	Value (000)
Ørsted AS	4,969,200	$ 429,685
Sempra Energy	2,024,700	278,275
Enel SpA	28,418,631	198,413
AES Corp.	4,000,000	67,040
		973,413
Real estate 0.87%
Equinix, Inc. REIT	582,600	293,799
American Tower Corp. REIT	1,319,800	269,833
CK Asset Holdings Ltd.	19,241,500	150,623
Digital Realty Trust, Inc. REIT	591,900	69,720
		783,975
Total common stocks (cost: $52,153,082,000)		84,652,647
Preferred securities 0.14% Health care 0.09%
Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,791,766	78,903
Energy 0.03%
Petróleo Brasileiro SA (Petrobras), preferred nominative	3,341,500	23,852
Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares	596,200	19,750
Total preferred securities (cost: $94,634,000)		122,505
Convertible bonds 0.02% Energy 0.02%	Principal amount (000)
Weatherford International PLC, convertible notes, 5.875% 2021	$ 41,537	21,495
Total convertible bonds (cost: $41,293,000)		21,495
Short-term securities 5.56% Money market investments 5.56%	Shares
Capital Group Central Cash Fund	49,900,269	4,989,528
Total short-term securities (cost: $4,989,498,000)		4,989,528
Total investment securities 100.08% (cost: $57,278,507,000)		89,786,175
Other assets less liabilities (0.08)%		(75,430)
Net assets 100.00%		$89,710,745
New Perspective Fund — Page 7 of 10

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Common stocks 0.41%
Information technology 0.00%
GoDaddy Inc., Class A1,5	9,948,440	—	3,913,500	6,034,940	$ 87,154	$ (213,415)	$ —	$ —
Health care 0.24%
Ultragenyx Pharmaceutical Inc.[1]	2,768,288	628,800	—	3,397,088	—	(33,344)	—	215,715
Industrials 0.17%
Aggreko PLC	12,908,377	2,340,100	—	15,248,477	—	(19,339)	3,527	152,982
Total 0.41%					$87,154	$(266,098)	$3,527	$368,697
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $217,325,000, which represented .24% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $74,764,000, which represented .08% of the net assets of the fund.
[5]	Unaffiliated issuer at 6/30/2019.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New Perspective Fund — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
New Perspective Fund — Page 9 of 10

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 18,679,092	$ —	$ —	$ 18,679,092
Consumer discretionary	13,271,293	—	—	13,271,293
Health care	10,600,365	—	—	10,600,365
Financials	9,409,983	—	—	9,409,983
Communication services	7,866,704	—	—	7,866,704
Industrials	7,779,633	—	—	7,779,633
Consumer staples	6,734,413	195,459	—	6,929,872
Materials	5,033,634	21,866	—	5,055,500
Energy	3,302,817	—	—	3,302,817
Utilities	973,413	—	—	973,413
Real estate	783,975	—	—	783,975
Preferred securities	122,505	—	—	122,505
Convertible bonds	—	21,495	—	21,495
Short-term securities	4,989,528	—	—	4,989,528
Total	$89,547,355	$238,820	$—	$89,786,175
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-007-0819O-S73183	New Perspective Fund — Page 10 of 10